13F-HR
          03/31/2012

             0000846633
             e$e3akrv

          NONE
     1

            STEVE WALLACE
           (703) 243-4433

    stevew@sipemi.com

            13F-HR
       FORM 13F HOLDING REPORT

               UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
			         WASHINGTON, D.C. 20549
                    FORM 13F COVER PAGE
REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 03/31/2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name: STRATEGIC INVESTMENT MANAGEMENT
Address: 1001 19th Street, North, 16th Floor
          Arlington, VA 22209-1722

13F File Number: 28-2437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name: Kenneth Grossfield
Title: General Counsel
Phone #: (703) 243-4433
Signature, Place, and Date of Signing:
Kenneth Grossfield               Arlington, Virginia      05/14/2012

Report Type (Check only one.)
[X]      13F HOLDING REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other Managers Reporting for this manager:
 NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

FORM 13F Information Table Entry Total:                29
FORM 13F Information Table Value Total:                            313,446

List of other Included Managers:
 NONE

                                        FORM 13F INFORMATION TABLE
                              TITLE                FAIR MARKET      SHARES OR                                 VOTING AUTHORITY
                              OF                     VALUE          PRINCIPAL     SH/ INVESTMENT OTHER            (SHARES)
NAME OF ISSUER                CLASS   CUSIP        (x$1000)          AMOUNT       PRN DISCRETION MNGRS      SOLE   SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
ASPEN TECHNOLOGY              COM     045327103       227            11059        SH    SOLE               11059
AVALON RARE METALS            COM     053470100	       77	     25789	  SH    SOLE               25789
CELESTICA INC                 COM     15101Q108       159            16664        SH    SOLE               16664
Entegris Inc                  COM     29362U104       189            20221        SH    SOLE               20221
Golden Star                   COM     38119T104        45            24341        SH    SOLE               24341
Harmonic Inc                  COM     413160102        67            12283        SH    SOLE               12283
Hecla Mng                     COM     422704106        51            11019        SH    SOLE               11019
Herbalife Ltd                 COM     G4412G101       267             3879        SH    SOLE                3879
Hyperdynamics                 COM     448954107        47            36434        SH    SOLE               36434
Nova Gold                     COM     66987E206       119            16618        SH    SOLE               16618
Office Depot                  COM     676220106        78            22561        SH    SOLE               22561
Popular Inc                   COM     733174106        34            16584        SH    SOLE               16584
Richmont Mines                COM     76547T106       147            18918        SH    SOLE               18918
Rite Aid                      COM     767754104        18            10191        SH    SOLE               10191
TOUSA                         COM     872962105         0            32067        SH    SOLE               32067
Uranerz Energy                COM     91688T104       126            49959        SH    SOLE               49959
Vaalco Energy                 COM     91851C201       114            12071        SH    SOLE               12071
Vonage Holdings               COM     92886T201        54            24353        SH    SOLE               24353
Wet Seal Inc                  COM     961840105        78            22534        SH    SOLE               22534
ipath GSCI                    ETF     06738C794      2075            58250        SH    SOLE               58250
ishares MSCI Canada           ETF     464286509     38640          1363460        SH    SOLE             1363460
ishares MSCI EAFE             ETF     464287465     87520          1594469        SH    SOLE             1594469
ishares MSCI EM Index         ETF     464287234    112192          2612451        SH    SOLE             2612451
ishares MSCI Taiwan           ETF     464286731       219            16300        SH    SOLE               16300
ishares Russell 3000          ETF     464287689      4350            52240        SH    SOLE               52240
ishares S&P 100 Index         ETF     464287101      3156            49285        SH    SOLE               49285
S&P 500 Depository            ETF     78462F103      5089            36140        SH    SOLE               36140
S&P GSCI Commodity Index      ETF     46428R107       818            23530        SH    SOLE               23530
Vanguard MSCI EM Index        ETF     922042858     57490          1322519        SH    SOLE             1322519
